Document And Entity Information	Mar. 17, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported by Equitable Holdings, Inc. (the “Company”), Robin M. Raju will become Chief Financial Officer of the Company effective April 1, 2021. On March 17, 2021, the Compensation Committee of the Company’s Board of Directors approved the terms of Mr. Raju’s compensation. Mr. Raju will receive a base salary of $750,000 per year and will be eligible for a cash bonus under the Equitable Holdings, Inc. Short-Term Incentive Compensation Plan with a target amount of $900,000. Mr. Raju will also be eligible for an equity award under the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan with a target amount equal to $1,100,000.
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	Equitable Holdings, Inc.
Entity Central Index Key	0001333986
Entity Emerging Growth Company	false
Entity File Number	001-38469
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-0226248
Entity Address Address Line One	1290 Avenue of the Americas
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10104
City Area Code	212
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	EQH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A
Trading Symbol	EQH PR A
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C
Trading Symbol	EQH PR C
Security Exchange Name	NYSE